Summary of Significant Accounting Policies (Details 1)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	28,207,642	19,164,126	39,497,770	27,441,220
Series A Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			0	32,554
Series B Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			0	21,928
Series D Preferred Stock [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			0	7,460,339
Convertible Notes Payable [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			2,078,393	0
Contingent Consideration Classified As Equity [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			20,309,723	0
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			9,242,701	13,650,844
Options Held [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			7,866,953	6,275,555